Related Party Transactions (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	May 31, 2013
Related party transactions
Deemed contribution from SINA	$ 61,176,000	$ 13,092,000
Legal transfer of Weibo Interactive and recognition of due to SINA		10,080,000
Costs and expenses allocated from SINA	42,360,000	44,305,000	43,960,000
Interest expense on amount due to SINA	2,838,000	6,709,000	4,923,000
Repayment of amount due to SINA	269,042,000	159,816,000
Amount of game platform maintenance service from Weibo Interactive	0	0	3,484,000
Outstanding balance due to or from related parties
Amount due to SINA	1,717,000	267,722,000		267,722,000
Accrued liabilities due to related parties	5,786,000	3,507,000		3,507,000
Amount of promotional services from related parties	11,160,000	878,000	0
SINA
Related party transactions
Deemed contribution from SINA	61,176,000	13,092,000
Legal transfer of Weibo Interactive and recognition of due to SINA		10,080,000
Costs and expenses allocated from SINA	42,360,000	44,305,000	43,960,000
Other costs and expenses billed by SINA	15,100,000
Interest expense on amount due to SINA	2,838,000	6,709,000	4,923,000
Repayment of amount due to SINA	276,614,000	159,816,000
Interest waived		8,500,000
Deemed contribution from related party	61,176,000
Outstanding balance due to or from related parties
Amount due to SINA	1,717,000	267,722,000		267,722,000
Accounts receivable due from related parties	3,151,000	1,830,000		1,830,000
Accrued liabilities due to related parties		3,507,000		3,507,000
SINA | Transfer of Equity Interest in Weibo Interactive
Related party transactions
Percentage of equity interest transferred to Group				100.00%
Consideration for transfer of equity interest to Group				10,100,000
SINA | Weibo Interactive
Related party transactions
Consideration for step-up acquisition					4,600,000
Alibaba
Related party transactions
Advertising and marketing revenues from related party	107,587,000	49,135,000
Deemed contribution from related party	15,300,000
Outstanding balance due to or from related parties
Accounts receivable due from related parties	64,725,000	21,299,000		21,299,000
Weibo Interactive
Related party transactions
Amount of game platform maintenance service from Weibo Interactive		0	3,500,000
Other related parties
Related party transactions
Advertising and marketing revenues from related party	27,551,000	2,315,000
Outstanding balance due to or from related parties
Other revenues from related party	1,500,000	0	0
Amount of promotional services from related parties	11,200,000	900,000	0
Due from related parties	15,400,000	0		0
Due to related parties	$ 5,800,000	$ 0		$ 0